Note 11 - Income Taxes - Components and Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Domestic			$ (27,002)	$ (20,570)
Foreign			35	(500)
Loss before income taxes	$ (7,616)	$ (5,530)	$ (26,967)	$ (21,070)